Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 190,517,404.59
Total Fee Amount	26,310.45
Total Offset Amount	0
Net Fee	$ 26,310.45
Offset Table N/A	N/A